Employee Benefits - Summary of Change in Plan Assets for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of defined benefit plans [line items]
Beginning of the year	₨ (118,222.0)
Interest cost (income)	1,923.0	$ 29.5	₨ 1,490.3	₨ 2,899.5
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest expense)	(9,974.6)	(153.0)	100,724.9	(5,079.0)
Plan settlement	58.1	0.9
End of the year	(40,421.5)	(620.2)	(118,222.0)
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	688,454.9	10,562.8	678,033.0
Interest cost (income)	18,661.3	286.3	22,617.1
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest expense)	(9,974.6)	(153.0)	100,724.9
Employer's contributions	24,554.2	376.7	19,899.5
Members contributions	324.8	5.0	175.3
Plan settlement	(1,749.5)	(26.8)
Benefits paid	(84,441.3)	(1,295.6)	(19,724.2)
Expenses paid	(777.7)	(11.9)	(789.0)
Foreign currency translation	92,326.8	1,416.5	(112,481.7)
End of the year	₨ 727,378.9	$ 11,160.0	₨ 688,454.9	₨ 678,033.0